Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	HCSB FINANCIAL CORP
Entity Central Index Key	0001091491
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 33,672	$ 12,191
Federal funds sold		7,371
Total cash and cash equivalents	33,672	19,562
Securities available-for-sale	100,207	265,190
Nonmarketable equity securities	3,975	6,076
Total investment securities	104,182	271,266
Loans receivable	366,995	445,674
Less allowance for loan losses	(21,178)	(14,489)
Loans, net	345,817	431,185
Premises, furniture and equipment, net	22,514	23,389
Accrued interest receivable	2,776	4,476
Cash value of life insurance	10,285	9,896
Other real estate owned	15,665	16,891
Other assets	787	10,776
Total assets	535,698	787,441
Liabilities:
Noninterest-bearing transaction accounts	37,029	38,255
Interest-bearing transaction accounts	44,989	42,348
Money market savings accounts	124,987	197,067
Other savings accounts	7,615	6,707
Time deposits $100 and over	131,561	151,667
Other time deposits	144,672	192,917
Total deposits	490,853	628,961
Repurchase agreements	7,492	6,646
Advances from the Federal Home Loan Bank	22,000	104,200
Subordinated debentures	12,062	12,062
Junior subordinated debentures	6,186	6,186
Accrued interest payable	1,015	1,252
Other liabilities	1,306	1,635
Total liabilities	540,914	760,942
Commitments and Contingencies (Notes 5, 13, & 14)
Shareholders' Equity:
Preferred stock, $1,000 par value; Authorized 5,000,000 shares; Issued and outstanding 12,895 at December 31, 2011 and 2010	12,355	12,152
Common stock, $0.01 par value, 10,000,000 shares authorized; 3,738,337 and 3,780,845 shares issued and outstanding at December 31, 2011 and 2010, respectively	37	38
Capital surplus	30,224	30,787
Common stock warrants	1,012	1,012
Nonvested restricted stock		(564)
Retained deficit	(46,033)	(16,813)
Accumulated other comprehensive loss	(2,811)	(113)
Total shareholders' equity (deficit)	(5,216)	26,499
Total liabilities and shareholders' equity	$ 535,698	$ 787,441

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Time deposits, face value	$ 100	$ 100
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	12,895	12,895
Preferred stock, shares outstanding	12,895	12,895
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,738,337	3,780,845
Common stock, shares outstanding	3,738,337	3,780,845

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 20,943	$ 26,151
Investment securities:
Taxable	3,910	5,978
Tax-exempt	685	315
Nonmarketable equity securities	53	25
Federal funds sold and other	63	81
Total	25,654	32,550
Interest expense:
Deposits	6,011	10,044
Borrowings	2,913	4,523
Total	8,924	14,567
Net interest income	16,730	17,983
Provision for loan losses	25,271	23,084
Net interest income (loss) after provision for loan losses	(8,541)	(5,101)
Noninterest income :
Service charges on deposit accounts	1,307	1,490
Credit life insurance commissions	17	64
Gain on sale of residential mortgage loans	567	950
Brokerage commissions	395	265
Other fees and commissions	390	352
Gain on sales of securities	2,952	206
Income from cash value life insurance	476	487
Other	113	276
Total	6,217	4,090
Noninterest expenses:
Salaries and employee benefits	6,859	8,610
Net occupancy	1,250	1,311
Marketing and advertising	150	385
Loss on sale of assets	1	33
Net cost of operations of other real estate owned	3,650	4,235
Furniture and equipment	1,331	1,368
Prepayment penalties on FHLB Advances	2,554
FDIC insurance premiums	2,391	1,473
Other operating	3,509	3,226
Total	21,695	20,641
Loss before income taxes	(24,019)	(21,652)
Income tax expense (benefit)	4,998	(4,383)
Net loss	(29,017)	(17,269)
Accretion of preferred stock to redemption value	(203)	(190)
Preferred dividends	(652)	(644)
Net loss available to common shareholders	$ (29,872)	$ (18,103)
Net loss per common share
Basic	$ (7.98)	$ (4.78)
Diluted	$ (7.98)	$ (4.78)
Average common shares outstanding
Basic	3,742,413	3,787,153
Diluted	3,742,413	3,787,153

Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $) In Thousands, except Share data	Common Stock [Member]	Common Stock Warrants [Member]	Preferred Stock [Member]	Nonvested Restricted Stock [Member]	Capital Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 38	$ 1,012	$ 11,962	$ (645)	$ 30,856	$ 1,291	$ 558	$ 45,072
Beginning Balance, shares at Dec. 31, 2009	3,787,170		12,895
Net loss						(17,269)		(17,269)
Other comprehensive income, net of tax							(671)	(671)
Comprehensive income (loss)								(17,940)
Accretion of preferred stock to redemption value			190			(190)		(190)
Payment of dividend on preferred stock						(645)		(645)
Forfeiture of restricted stock				81	(81)
Forfeiture of restricted stock, shares	(6,325)
Stock compensation expense					12			12
Ending Balance at Dec. 31, 2010	38	1,012	12,152	(564)	30,787	(16,813)	(113)	26,499
Ending Balance, shares at Dec. 31, 2010	3,780,845		12,895
Net loss						(29,017)		(29,017)
Other comprehensive income, net of tax							(1,658)	(1,658)
Valuation allowance on deferred tax asset on AFS securities							(1,040)	(1,040)
Comprehensive income (loss)								(31,715)
Accretion of preferred stock to redemption value			203			(203)		(203)
Forfeiture of restricted stock	(1)			564	(563)
Forfeiture of restricted stock, shares	(42,508)
Ending Balance at Dec. 31, 2011	$ 37	$ 1,012	$ 12,355		$ 30,224	$ (46,033)	$ (2,811)	$ (5,216)
Ending Balance, shares at Dec. 31, 2011	3,738,337		12,895

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (29,017)	$ (17,269)
Adjustments to reconcile net loss to net cash provided by (used by) operating activities:
Provision for loan losses	25,271	23,084
Decrease (increase) on deferred income tax	4,862	(2,909)
Depreciation expense	1,015	1,050
Stock compensation expense		12
Premium amortization less discount accretion	(228)	990
Amortization of net deferred loan costs	25	28
Gain on sale of securities available-for-sale	(2,952)	(206)
Loss on sale of other real estate owned	551	564
Writedowns of other real estate owned	2,243	2,901
Loss on sale of other assets	1	33
Gain on disposal of premises and equipment		(19)
Origination in loans held for sale	(26,183)	(50,945)
Sale or paydowns of loans held for sale	25,688	37,476
Decrease (increase) in interest receivable	1,700	(356)
Decrease in interest payable	(237)	(192)
Decrease in other assets	5,059	47
Income (net of mortality costs) on cash value of life insurance	(389)	(404)
Decrease in other liabilities	(329)	(572)
Net cash provided by (used by) operating activities	7,080	(6,687)
Cash flows from investing activities:
Purchases of securities available-for-sale	(52,260)	(206,303)
Maturities of securities available-for-sale	36,385	90,051
Proceeds from sales of securities available-for-sale	181,407	18,676
Net decrease in loans to customers	48,527	26,488
Purchase of premises, furniture and equipment	(140)	(311)
Proceeds from sale of premises, furniture and equipment		43
Proceeds from sale of other real estate owned	10,472	4,556
Sales of nonmarketable equity securities	2,101	639
Net cash provided by (used by) investing activities	226,492	(66,161)
Cash flows from financing activities:
Net (decrease) increase in demand deposits, interest-bearing transaction accounts and savings accounts	(69,757)	52,186
Net decrease in time deposits	(68,351)	(1,517)
Issuance of subordinated debentures		12,062
Net decrease in FHLB borrowings	(82,200)	(14,600)
Dividend paid on preferred stock		(645)
Net increase (decrease) in repurchase agreements	846	(1,385)
Net cash (used by) provided by financing activities	(219,462)	46,101
Net increase (decrease) in cash and cash equivalents	14,110	(26,747)
Cash and cash equivalents, beginning of year	19,562	46,309
Cash and cash equivalents, end of year	$ 33,672	$ 19,562

Organization And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization And Significant Accounting Policies [Abstract]
Organization And Significant Accounting Policies

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation - The accompanying consolidated financial statements include the accounts of HCSB Financial Corporation which was incorporated on June 10, 1999 (the Company) to serve as a bank holding company for its subsidiary and its wholly owned subsidiary, Horry County State Bank (the Bank). The Company was incorporated on June 10, 1999. The Bank was incorporated on December 18, 1987, and opened for operations on January 4, 1988. The principal business activity of the Company is to provide commercial banking services in Horry County, South Carolina, and in Columbus and Brunswick Counties, North Carolina. The Bank is a state-chartered bank, and its deposits are insured by the Federal Deposit Insurance Corporation (the FDIC). HCSB Financial Trust I (The Trust) is a special purpose subsidiary organized for the sole purpose of issuing trust preferred securities. The operations of the Trust have not been consolidated in these financial statements.

Management's Estimates - In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and income and expenses for the period. Actual results could differ significantly from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, including valuation allowances for impaired loans, and the carrying amount of real estate acquired in connection with foreclosures or in satisfaction of loans. Management must also make estimates in determining the estimated useful lives and methods for depreciating premises and equipment.

While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowances for losses on loans and foreclosed real estate. Such agencies may require the Company to recognize additions to the allowances based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that the allowances for losses on loans and foreclosed real estate may change materially in the near term.

Investment Securities - Investment securities available-for-sale by the Company are carried at amortized cost and adjusted to their estimated fair value. The unrealized gain or loss is recorded in shareholders' equity net of the deferred tax effects. Management does not actively trade securities classified as available-for-sale, but intends to hold these securities for an indefinite period of time and may sell them prior to maturity to achieve certain objectives. Reductions in fair value considered by management to be other than temporary are reported as a realized loss and a reduction in the cost basis in the security. The adjusted cost basis of securities available-for-sale is determined by specific identification and is used in computing the realized gain or loss from a sales transaction.

Nonmarketable Equity Securities - Nonmarketable equity securities include the Company's investments in the stock of the Federal Home Loan Bank at December 31, 2011 and 2010. The stocks are carried at cost because they have no quoted market value and no ready market exists. Investment in Federal Home Loan Bank stock is a condition of borrowing from the Federal Home Loan Bank, and the stock is pledged to collateralize the borrowings. Dividends received on Federal Home Loan Bank stock are included as a separate component in interest income.

At December 31, 2011 and 2010, the investment in Federal Home Loan Bank stock was $3,789,000 and $5,887,000, respectively. The Company also had an investment in the holding company of a community bank, which has been written down to $200 in 2011 to reflect fair value at December 31, 2011. It was originally purchased at $25,000. Also included in nonmarketable equities is investment in the Trust, which totaled $186,000 at December 31, 2011 and 2010.

Loans Receivable - Loans receivable are stated at their unpaid principal balance. Interest income on loans is computed based upon the unpaid principal balance. Interest income is recorded in the period earned.

The accrual of interest income is generally discontinued when a loan becomes contractually 90 days past due as to principal or interest. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and accrued interest.

Loan origination and commitment fees and certain direct loan origination costs (principally salaries and employee benefits) are deferred and amortized to income over the contractual life of the related loans or commitments, adjusted for prepayments, using the straight-line method.

Loans are defined as impaired when it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. All loans are subject to these criteria except for smaller balance homogeneous loans that are collectively evaluated for impairment and loans measured at fair value or at the lower of cost or fair value. The Company considers its consumer installment portfolio, credit card loans, and home equity lines as such exceptions. Therefore, loans within the real estate and commercial loan portfolios are reviewed individually.

Impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. When management determines that a loan is impaired, the difference between the Company's investment in the related loan and the present value of the expected future cash flows, or the fair value of the collateral, is charged off with a corresponding entry to the allowance for loan losses. The accrual of interest is discontinued on an impaired loan when management determines the borrower may be unable to meet payments as they become due.

Concentrations of Credit Risk - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of loans receivable, investment securities, federal funds sold and amounts due from banks.

The Company makes loans to individuals and small businesses for various personal and commercial purposes primarily throughout Horry County in South Carolina and Columbus and Brunswick counties of North Carolina. The Company's loan portfolio is not concentrated in loans to any single borrower or a relatively small number of borrowers. Additionally, management is not aware of any concentrations of loans to classes of borrowers or industries that would be similarly affected by economic conditions except for loans secured by residential and commercial real estate and commercial and industrial non-real estate loans. These concentrations of residential and commercial real estate loans and commercial and industrial non-real estate loans totaled $305,986,000 and $42,324,000, respectively, at December 31, 2011, representing 83.38% and 11.53%, respectively, of gross loans receivable for the Company at December 31, 2011.

Concentrations of Credit Risk (continued) - In addition to monitoring potential concentrations of loans to particular borrowers or groups of borrowers, industries and geographic regions, management monitors exposure to credit risk from concentrations of lending products and practices such as loans that subject borrowers to substantial payment increases (e.g. principal deferral periods, loans with initial interest-only periods, etc.), and loans with high loan-to-value ratios. Management has determined that there is no concentration of credit risk associated with its lending policies or practices. Additionally, there are industry practices that could subject the Company to increased credit risk should economic conditions change over the course of a loan's life. For example, the Company makes variable rate loans and fixed rate principal-amortizing loans with maturities prior to the loan being fully paid (i.e. balloon payment loans). These loans are underwritten and monitored to manage the associated risks. Therefore, management believes that these particular practices do not subject the Company to unusual credit risk.

The Company's investment portfolio consists principally of obligations of the United States, its agencies or its corporations and general obligation municipal securities. In the opinion of management, there is no concentration of credit risk in its investment portfolio. The Company places its deposits and correspondent accounts with and sells its federal funds to high quality institutions. Management believes credit risk associated with correspondent accounts is not significant.

Allowance for Loan Losses - Management believes that the allowance is adequate to absorb inherent losses in the loan portfolio; however, assessing the adequacy of the allowance is a process that requires considerable judgment. Management's judgments are based on numerous assumptions about current events, which management believes to be reasonable, but which may or may not be valid. Thus there can be no assurance that loan losses in future periods will not exceed the current allowance amount or that future increases in the allowance will not be required. No assurance can be given that management's ongoing evaluation of the loan portfolio in light of changing economic conditions and other relevant circumstances will not require significant future additions to the allowance, thus adversely affecting the operating results of the Company.

The allowance is subject to examination by regulatory agencies, which may consider such factors as the methodology used to determine adequacy and the size of the allowance relative to that of peer institutions, and other adequacy tests. In addition, such regulatory agencies could require the Company to adjust its allowance based on information available to them at the time of their examination.

The methodology used to determine the reserve for unfunded lending commitments, which is included in other liabilities, is inherently similar to that used to determine the allowance for loan losses adjusted for factors specific to binding commitments, including the probability of funding and historical loss ratio.

Premises, Furniture and Equipment - Premises, furniture and equipment are stated at cost less accumulated depreciation. The provision for depreciation is computed by the straight-line method. Rates of depreciation are generally based on the following estimated useful lives: buildings - 40 years; furniture and equipment - 3 to 25 years. The cost of assets sold or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts, and the resulting gains or losses are reflected in the income statement.

Maintenance and repairs are charged to current expense as incurred, and the costs of major renewals and improvements are capitalized.

Other Real Estate Owned - Other real estate owned includes real estate acquired through foreclosure. Other real estate owned is initially recorded at appraised value.

Any write-downs at the dates of acquisition are charged to the allowance for loan losses. Expenses to maintain such assets, subsequent write-downs, and gains and losses on disposal are included in other expenses.

Income and Expense Recognition - The accrual method of accounting is used for all significant categories of income and expense. Immaterial amounts of insurance commissions and other miscellaneous fees are reported when received.

Income Taxes – The Company files consolidated federal and state income tax returns. Federal income tax expense or benefit has been allocated to subsidiaries on a separate return basis. The Company accounts for income taxes based on two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to uncertain tax positions, if any.

Deferred income taxes are determined using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax impacts of the differences between the book and tax bases of assets and liabilities and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to the Company's judgment that realization is more likely than not. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties, if any, are recognized as a component of income tax expense.

The Company reviews the deferred tax assets for recoverability based on history of earnings, expectations for future earnings and expected timing of reversals of temporary differences. Realization of a deferred tax asset ultimately depends on the existence of sufficient taxable income available under tax law, including future reversals of existing temporary differences, future taxable income exclusive of reversing differences, taxable income in prior carryback years, projections of future operating results, cumulative tax losses over the past three years, tax loss deductibility limitations, and available tax planning strategies. If, based on available information, it is more likely than not that the deferred income tax asset will not be realized, a valuation allowance against the deferred tax asset must be established with a corresponding charge to income tax expense. The deferred tax assets and valuation allowance are evaluated each quarter, and a portion of the valuation allowance may be reversed in future periods. The determination of how much of the valuation allowance that may be reversed and the timing is based on future results of operation and the amount and timing of actual loan charge-offs and asset writedowns.

The Company believes that its income tax filing positions taken or expected to be taken in its tax returns will more likely than not be sustained upon audit by the taxing authorities and does not anticipate any adjustments that will result in a material adverse impact on the Company's financial condition, results of operations, or cash flow. Therefore no reserves for uncertain income tax positions have been recorded.

Advertising Expense - Advertising and public relations costs are generally expensed as incurred. External costs incurred in producing media advertising are expensed the first time the advertising takes place. External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent. Advertising and public relations costs of $150,000 and $385,000 were included in the Company's results of operations for 2011 and 2010, respectively.

Net Income (Loss) Per Common Share - Basic income (loss) per common share is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the year. Diluted net income (loss) per common share is computed based on net income (loss) divided by the weighted average number of common and potential common shares. The only potential common share equivalents are those related to stock options and restricted stock awards. Stock options which are anti-dilutive are excluded from the calculation of diluted net income (loss) per common share.

Comprehensive Income - Accounting principles generally require recognized income, expenses, gains, and losses to be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income and related tax effects are as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Unrealized gains (losses) on
securities available-for-sale	$320	$(859)
Reclassification adjustment for gains
realized in net loss	(2,952)	(206)
Write-down of deferred tax asset on AFS securities	(1,040)	-
Net unrealized losses on securities	(3,672)	(1,065)
Tax effect	974	394

Net-of-tax amount	$(2,698)	$(671)

Statements of Cash Flows - For purposes of reporting cash flows, the Company considers certain highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash equivalents include amounts due from banks, federal funds sold, and interest-bearing deposits with other banks.

The following summarizes supplemental cash flow information:

	Years ended December 31,
(Dollars in thousands)	2011	2010
Cash paid for interest	$9,161	$14,759
Cash paid for income taxes	-	-
Supplemental noncash investing and financing activities:
Transfers of loans to other real estate owned	12,040	18,480

Off-Balance Sheet Financial Instruments - In the ordinary course of business, the Company enters into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. These financial instruments are recorded in the financial statements when they become payable by the customer.

Recently Issued Accounting Pronouncements – The following is a summary of recent authoritative pronouncements.

In July 2010, the Receivables topic of the Accounting Standards Codification ("ASC") was amended by Accounting Standards Update ("ASU") 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company is required to include these disclosures in its interim and annual financial statements. See Note 5.

Disclosures about Troubled Debt Restructurings ("TDRs") required by ASU 2010-20 were deferred by the Financial Accounting Standards Board ("FASB") in ASU 2011-01 issued in January 2011. In April 2011 the FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a TDR. The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity and requires consecutive presentation of the statement of net income and other comprehensive income. The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively. In December 2011, the topic was further amended to defer the effective date of presenting reclassification adjustments from other comprehensive income to net income on the face of the financial statements. Companies should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the amendments while FASB redeliberates future requirements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Risks and Uncertainties - In the normal course of its business, the Company encounters two significant types of risks: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different basis, than its interest-earning assets. Credit risk is the risk of default on the Company's loan portfolio that results from a borrower's inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans receivable and the valuation of real estate held by the Company.

The Company is subject to the regulations of various governmental agencies. These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances and operating restrictions from the regulators' judgments based on information available to them at the time of their examination.

Additionally, the Company is subject to certain regulations due to our participation in the Capital Purchase Program. Pursuant to the terms of the CPP Purchase Agreement between us and the Treasury, we adopted certain standards for executive compensation and corporate governance for the period during which the Treasury holds the equity issued pursuant to the CPP Purchase Agreement, including the common stock which may be issued pursuant to the CPP Warrant. These standards generally apply to our named executive officers. The standards include (1) ensuring that incentive compensation for senior executives does not encourage unnecessary and excessive risks that threaten the value of the financial institution; (2) required clawback of any bonus or incentive compensation paid to a senior executive based on statements of earnings, gains or other criteria that are later proven to be materially inaccurate; (3) prohibition on making golden parachute payments to senior executives; (4) prohibition on providing tax gross-up provisions; and (5) agreement not to deduct for tax purposes executive compensation in excess of $500,000 for each senior executive. In particular, the change to the deductibility limit on executive compensation will likely increase the overall cost of our compensation programs in future periods and may make it more difficult to attract suitable candidates to serve as executive officers.

In February 2005 the Bank purchased a $500,000 15-year renewable and convertible term life insurance policy through Banner Life Insurance Company on the life of James R. Clarkson, President and CEO. The Bank is both the owner and the beneficiary of this key person policy. The purpose of securing this policy was to provide the Bank with financial protection in the event of the unexpected death of Mr. Clarkson and better enable the Bank to attract a qualified replacement for Mr. Clarkson in such a situation.

Legislation that has been adopted after we closed on our sale of Series T Preferred Stock and warrants to the Treasury for $12.9 million pursuant to the Capital Purchase Program on March 6, 2009, or any legislation or regulations that may be implemented in the future, may have a material impact on the terms of our Capital Purchase Program transaction with the Treasury. If we determine that any such legislation or any regulations, in whole or in part, alter the terms of our Capital Purchase Program transaction with the Treasury in ways that we believe are adverse to our ability to effectively manage our business, then it is possible that we may seek to unwind, in whole or in part, the Capital Purchase Program transaction by repurchasing some or all of the preferred stock and warrants that we sold to the Treasury pursuant to the Capital Purchase Program. If we were to repurchase all or a portion of such preferred stock or warrants, then our capital levels could be materially reduced.

Reclassifications - Certain captions and amounts in the 2010 financial statements were reclassified to conform to the 2011 presentation.

Regulatory Matters And Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Regulatory Matters And Going Concern Considerations [Abstract]
Regulatory Matters And Going Concern Considerations

NOTE 2 – REGULATORY MATTERS AND GOING CONCERN CONSIDERATIONS

Consent Order with the Federal Deposit Insurance Corporation and South Carolina Board of Financial Institutions

On February 10, 2011, the Bank entered into a Consent Order (the Consent Order) with the FDIC and the South Carolina Board of Financial Institutions (the State Board). The Consent Order conveys specific actions needed to address the Bank's current financial condition, primarily related to capital planning, liquidity/funds management, policy and planning issues, management oversight, loan concentrations and classifications, and non-performing loans. A summary of the requirements of the Consent Order and the Bank's status on complying with the Consent Order is as follows:

Requirements of the Consent Order		Bank's Compliance Status
Achieve and	maintain, by July 10, 2011, Total Risk	The Bank did not meet the capital ratios as specified in
Based capital	at least equal to 10% of risk-weighted	the Consent Order and, as a result, submitted a revised
assets and Tier 1 capital at least equal to 8% of total		capital restoration plan to the FDIC on July 15, 2011.
assets.		The revised capital restoration plan was determined by
the FDIC to be insufficient and, as a result, we submitted
a further revised capital restoration plan to the FDIC on
September 30, 2011. We received the FDIC's non-
objection to the further revised capital restoration plan
on December 6, 2011.

The Bank is working diligently to increase its capital
ratios in order to strengthen its balance sheet and satisfy
the commitments required under the Consent Order. The

Bank has engaged independent third parties to assist the
Bank in its efforts to increase its capital ratios. In
addition to continuing to search for additional capital,
the Bank is also searching for a potential merger partner.
While the Bank is pursuing both of these approaches
simultaneously, though given the lack of a market for
bank mergers, particularly in the Southeast, as a result of
the current economic and regulatory climate,
Management believes that in the short-term the more
realistic opportunity will be to raise additional capital.

Submit, by April 11, 2011, a written capital plan to the		We believe we have complied with this provision of the
supervisory authorities.		Consent Order.

Establish, by March	12, 2011, a plan to monitor	We believe we have complied with this provision of the
compliance with the Consent Order, which shall be		Consent Order. The Directors' Committee meets
monitored by the Bank's Directors' Committee.		monthly and each meeting includes reviews and
discussions of all areas required in the Consent Order.

Develop, by May 11, 2011, a written analysis and		We believe we have complied with this provision of the
assessment of the Bank's management and staffing		Consent Order. In 2011, the Bank engaged an
needs.		independent third party to perform an assessment of the
Bank's staffing needs to ensure the Bank has an
appropriate organizational structure with qualified
management in place. The Board of Directors has
reviewed all recommendations regarding the Bank's
organizational structure.

Notify the supervisory authorities in writing of the		We believe we have complied with this provision of the
resignation or termination of any of the Bank's directors		Consent Order.
or senior executive officers.

Eliminate, by March	12, 2011, by charge-off or	The Bank is in full compliance with requirement to
collection, all assets	or portions of assets classified	eliminate all loans classified "Loss" and reduce by 50%
"Loss" and 50% of those assets classified "Doubtful."		all assets classified "Doubtful" by March 13, 2011, and
reduce all classified assets by specific percentages over a
period of two years. As of December 31, 2011,
classified assets have been reduced by 42.58% since
September 30, 2010, which compares favorably to the
requirement of the Consent Order that the Bank reduce
the level of these classified assets by 25% by August 9,
2011. Management has allocated additional resources to
the handling of non-accrual loans, loans in liquidation,
and the disposition of OREO.

Review and update, by April 11, 2011, its policy to		We believe we have complied with this provision of the
ensure the adequacy of the Bank's allowance for loan		Consent Order.
and lease losses, which must provide for a review of the
Bank's allowance for loan and lease losses at least once
each calendar quarter.

Submit, by April 11, 2011, a written plan to the		We believe we have complied with this provision of the
supervisory authorities to reduce classified assets, which		Consent Order. As of December 31, 2011, classified
shall include, among other things, a reduction of the		assets have been reduced by 42.58% since September

Bank's risk exposure in relationships with assets in		30, 2010, which compares favorably to the requirement
excess of $750,000 which are criticized as		of the Consent Order that the Bank reduce the level of
"Substandard" or "Doubtful".		these classified assets by 25% by August 9, 2011.

Revise, by April 11, 2011, its policies and procedures		We believe we have complied with this provision of the
for managing the Bank's Adversely Classified Other		Consent Order.
Real Estate Owned.

Not extend any additional credit to any borrower who		We believe we have complied with this provision of the
has a loan or other extension of credit from the Bank that		Consent Order. In the second quarter of 2010, the Bank
has been charged-off or classified, in whole or in part,		engaged the services of an independent firm to perform
"Loss" or "Doubtful" and is uncollected. In addition, the		an extensive review of the Bank's credit portfolio and
Bank may not extend any additional credit to any		help management implement a more comprehensive
borrower who has a loan or other extension of credit		lending and collection policy and more enhanced loan
from the Bank that has been criticized, in whole or in		review.
part, "Substandard" and is uncollected, unless the Bank's
board of directors determines that failure to extend
further credit to a particular borrower would be
detrimental to the best interests of the Bank.

Perform, by April 11, 2011, a risk segmentation analysis		We believe we have complied with this provision of the
with respect to the Bank's Concentrations of Credit and		Consent Order.
develop a written plan to systematically reduce any
segment of the portfolio that is an undue concentration of
credit.

Review, by April 11, 2011 and annually thereafter, the		We believe we have complied with this provision of the
Bank's loan policies and procedures for adequacy and,		Consent Order. As noted above, the Bank engaged the
based upon this review, make all appropriate revisions to		services of an independent firm to perform an extensive
the policies and procedures necessary to enhance the		review of the Bank's credit portfolio and help
Bank's lending functions and ensure	their	management implement a more comprehensive lending
implementation.		and collection policy and more enhanced loan review.

Adopt, by May 11, 2011, an effective internal	loan	We believe we have complied with this provision of the
review and grading system to provide for the periodic		Consent Order. As noted above, the Bank engaged the
review of the Bank's loan portfolio in order to identify		services of an independent firm to perform an extensive
and categorize the Bank's loans, and other extensions of		review of the Bank's credit portfolio and help
credit which are carried on the Bank's books as loans, on		management implement a more comprehensive lending
the basis of credit quality.		and collection policy and more enhanced loan review.

Review and update, by May 11, 2011, its written profit		We believe we have complied with this provision of the
plan to ensure the Bank has a realistic, comprehensive		Consent Order. The Bank has engaged an independent
budget for all categories of income and expense, which		third party to assist management with a strategic plan to
must address, at minimum, goals and strategies for		help restructure its balance sheet, increase capital ratios,
improving and sustaining the earnings of the Bank, the		return to profitability and maintain adequate liquidity.
major areas in and means by which the Bank will seek to
improve the Bank's operating performance, realistic and
comprehensive budgets, a budget review process to
monitor income and expenses of the Bank to compare
actual figure with budgetary projections, the operating
assumptions that form the basis for and adequately
support major projected income and expense
components of the plan, and coordination of the Bank's
loan, investment, and operating policies and budget and

profit planning with the funds management policy.

Review and update, by May 11, 2011, its written plan		We believe we have complied with this provision of the
addressing liquidity, contingent funding, and asset		Consent Order. In 2011, the Bank engaged an
liability management.		independent third party to assist management in its
development of a strategic plan that achieves all
requirements of the Consent Order. The strategic plan
reflects the Bank's plans to restructure its balance sheet,
increase capital ratios, return to profitability, and
maintain adequate liquidity. The Board of Directors has
reviewed and adopted the Bank's strategic plan.
Eliminate, by March 12, 2011, all violations of law and		We believe we have complied with this provision of the
regulation or contraventions of policy set forth in the		Consent Order.
FDIC's safety and soundness examination of the Bank in
November 2009.

Not accept, renew, or rollover any brokered deposits		Since entering into the Consent Order, the Bank has not
unless it is in compliance with the requirements of 12		accepted, renewed, or rolled-over any brokered deposits.
C.F.R. § 337.6(b).

Limit asset growth to 5% per annum.		We believe we have complied with this provision of the
Consent Order.

Not declare or pay any dividends or bonuses or make		We believe we have complied with this provision of the
any distributions of interest, principal, or other sums on		Consent Order.
subordinated debentures without the prior approval of
the supervisory authorities.

The Bank shall comply with the restrictions on the		We believe we have complied with this provision of the
effective yields on deposits as described in 12 C.F.R. §		Consent Order.
337.6	.

Furnish, by March 12, 2011 and within 30 days of the		We believe we have complied with this provision of the
end of each quarter thereafter, written progress reports to		Consent Order, and we have submitted the required
the supervisory authorities detailing the form and manner		progress reports to the supervisory authorities.
of any actions taken to secure compliance with the
Consent Order.

Submit, by March 12, 2011, a written plan to the		We believe we have complied with the provision of the
supervisory authorities for eliminating its reliance on		Consent Order.
brokered deposits.

Adopt, by April 11, 2011, an employee compensation		We believe we have complied with the provision of the
plan after undertaking an independent review of		Consent Order.
compensation paid to all of the Bank's senior executive
officers.
Prepare and submit, by May 11, 2011, its written		We believe we have complied with this provision of the
strategic plan to the supervisory authorities.		Consent Order. In 2011, the Bank engaged an
independent third party to assist management in its
development of a strategic plan that achieves all
requirements of the Consent Order. The Board of
Directors has reviewed and adopted the Bank's strategic
plan.

There can be no assurance that the Bank will be able to comply fully with the provisions of the Consent Order, and the determination of the Bank's compliance will be made by the FDIC and the State Board. However, we believe we are currently in substantial compliance with the Consent Order except for the requirement to achieve and maintain, by July 10, 2011, Total Risk Based capital at least equal to 10% of risk-weighted assets and Tier 1 capital at least equal to 8% of total assets. Nevertheless, should we fail to comply with the capital requirements in the Consent Order, or suffer a continued deterioration in our financial condition, the Bank may be subject to being placed into a federal conservatorship or receivership by the FDIC, with the FDIC appointed as conservator or receiver. In addition, the supervisory authorities may amend the Consent Order based on the results of their ongoing examinations.

At December 31, 2011, the Bank was categorized as "significantly undercapitalized." Our losses during 2010 and 2011 have adversely impacted our capital. As a result, we have been pursuing a plan through which we intend to achieve the capital requirements set forth under the Consent Order and have ceased to grow the Bank. Our plan to increase our capital ratios includes the sale of assets, reduction in total assets, reduction of overhead expenses, and reduction of dividends as the primary means of improving the Bank's capital position, as well as raising additional capital at either the Bank or the holding company level and attempting to find a merger partner for the Company or the Bank. Pursuant to the requirements under the Consent Order, we submitted our capital plan to the FDIC for review. The FDIC directed us to revise the capital plan and, in addition, to develop a capital restoration plan, which we resubmitted in September 2011. We received the FDIC's non-objection to the revised capital restoration plan on December 6, 2011.

We anticipate that we will need to raise a material amount of capital to return the Bank to an adequate level of capitalization. As a result, with the assistance of our financial advisors, we are currently exploring a number of strategic alternatives to strengthen the capital level of the Bank. We note that there are no assurances that we will be able to raise this capital on a timely basis or at all.

We are also working diligently to improve asset quality and to reduce the Bank's investment in commercial real estate loans as a percentage of Tier 1 capital. The Company is reducing its reliance on brokered deposits and is committed to improving the Bank's capital position.

Written Agreement with the Federal Reserve Bank of Richmond

On May 9, 2011, the Company entered into a Written Agreement (the "Written Agreement") with the Federal Reserve Bank of Richmond. The Written Agreement is designed to enhance the Company's ability to act as a source of strength to the Bank.

The Written Agreement contains provisions similar to those in the Bank's Consent Order. Specifically, pursuant to the Written Agreement, the Company agreed, among other things, to seek the prior written approval of the Federal Reserve Bank of Richmond before undertaking any of the following activities:

  declaring or paying any dividends;
  directly or indirectly taking dividends or any other form of payment representing a reduction in capital from the Bank;
  making any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities;
  directly or indirectly, incurring, increasing or guarantying any debt; and
  directly or indirectly, purchasing or redeeming any shares of its stock.

The Company also agreed to comply with certain notice provisions set forth in the Federal Deposit Insurance Act and Federal Reserve regulations in appointing any new director or senior executive officer, or changing the responsibilities of any senior executive officer so that the officer would assume a different senior executive officer position. The Company is also required to comply with certain restrictions on indemnification and severance payments pursuant to the Federal Deposit Insurance Act and FDIC regulations.

We believe we are currently in substantial compliance with the Written Agreement.

Going Concern Considerations

The going concern assumption is a fundamental principle in the preparation of financial statements. It is the responsibility of management to assess the Company's ability to continue as a going concern. In assessing this assumption, the Company has taken into account all available information about the future, which is at least, but is not limited to, twelve months from the balance sheet date of December 31, 2011. The Company has sufficient sources of liquidity to meet its short-term and long-term funding needs. However, the Bank's financial condition has suffered during 2010 and 2011 from the extraordinary effects of what may ultimately be the worst economic downturn since the Great Depression.

The effects of the current economic environment are being felt across many industries, with financial services and residential real estate being particularly hard hit. The effects of the economic downturn have been particularly severe during the last 27 months. The Bank, with a loan portfolio consisting of a concentration in commercial real estate loans, has seen a decline in the value of the collateral securing its portfolio as well as rapid deterioration in its borrowers' cash flow and ability to repay their outstanding loans to the Bank. As a result, the Bank's level of nonperforming assets has increased substantially during 2010 and 2011. As of December 31, 2011, our nonperforming assets equaled $86,894,000, or 16.22% of assets, as compared to $74,236,000, or 9.43% of assets, as of December 31, 2010. In addition, our level of impaired loans increased to $80,410,000 at December 31, 2011 compared to $69,495,000 at December 31, 2010. For the year ended December 31, 2011, the Bank recorded a $25,271,000 provision to increase the allowance for loan losses to a level which, in management's best judgment, adequately reflected the increased risk inherent in the loan portfolio as of December 31, 2011. Nevertheless, given the current economic climate, management recognizes the possibility of further deterioration in the loan portfolio during 2012. For the year ended December 31, 2011, we recorded net loan charge-offs of $18,582,000, or 4.53% of average loans, as compared to net loan charge-offs of $16,120,000, or 3.33% of average loans, for the year ended December 31, 2010.

The Company and the Bank operate in a highly regulated industry and must plan for the liquidity needs of each entity separately. A variety of sources of liquidity are available to the Bank to meet its short-term and long-term funding needs. Although a number of these sources have been limited following execution of the Consent Order with the FDIC and the State Board, management has prepared forecasts of these sources of funds and the Bank's projected uses of funds during 2012 and 2013 in an effort to ensure that the sources available are sufficient to meet the Bank's projected liquidity needs for this period.

The Company relies on dividends from the Bank as its primary source of liquidity. The Company is a legal entity separate and distinct from the Bank. Various legal limitations restrict the Bank from lending or otherwise supplying funds to the Company to meet its obligations, including paying dividends. In addition, the terms of the Consent Order described below further limits the Bank's ability to pay dividends to the Company to satisfy its funding needs.

Management believes the Bank's liquidity sources are adequate to meet its needs for at least the next 12 months, but if the Bank is unable to meet its liquidity needs, then the Bank may be placed into a federal conservatorship or receivership by the FDIC, with the FDIC appointed conservator or receiver.

The Company will also need to raise substantial additional capital to increase capital levels to meet the standards set forth by the FDIC. As a result of the recent downturn in the financial markets, the availability of many sources of capital (principally to financial services companies) has become significantly restricted or has become increasingly costly as compared to the prevailing market rates prior to the volatility. Management cannot predict when or if the capital markets will return to more favorable conditions. Management is actively evaluating a number of capital sources asset reductions and other balance sheet management strategies to ensure that the Bank's projected level of regulatory capital can support its balance sheet.

There can be no assurances that the Company will be successful in its efforts to raise additional capital in 2012 or at all. An equity financing transaction would result in substantial dilution to the Company's current shareholders and could adversely affect the market price of the Company's common stock. It is difficult to predict if these efforts will be successful, either on a short-term or long-term basis. Should these efforts be unsuccessful, due to the regulatory restrictions which exist that restrict cash payments between the Bank and the Company, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

As a result of management's assessment of the Company's ability to continue as a going concern, the accompanying consolidated financial statements for the Company have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future, and does not include any adjustments to reflect the possible future effects on the recoverability or classification of assets.

Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Cash And Due From Banks [Abstract]
Cash And Due From Banks

NOTE 3 - CASH AND DUE FROM BANKS

The Bank is required by regulation to maintain an average cash reserve balance based on a percentage of deposits. At December 31, 2011 and 2010, the requirements were satisfied by amounts on deposit with the Federal Reserve Bank and cash on hand.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 4 - INVESTMENT SECURITIES

Securities available-for-sale consisted of the following:

	Amortized	Gross Unrealized		Estimated
(Dollars in thousands)	Cost	Gains	Losses	Fair Value
December 31, 2011
Government-sponsored enterprises	$42,010	$165	$33	$42,142
Mortgage-backed securities	50,706	177	3,677	47,206
Obligations of state and local governments	10,302	558	1	10,859

Total	$103,018	$900	$3,711	$100,207
December 31, 2010
Government-sponsored enterprises	$55,661	$372	$1,072	$54,961
Mortgage-backed securities	187,649	3,313	1,878	189,084
Obligations of state and local governments	22,060	173	1,088	21,145

Total	$265,370	$3,858	$4,038	$265,190

The following is a summary of maturities of securities available-for-sale as of December 31, 2011. The amortized cost and estimated fair values are based on the contractual maturity dates. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalty.

	Securities
	Available-For-Sale
	Amortized	Estimated
(Dollars in thousands)	Cost	Fair Value

Due after one year but within five years	$-	$-
Due after five years but within ten years	10,498	10,818
Due after ten years	92,520	89,389

Total	$103,018	$100,207

The following table shows gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at:

Securities Available for Sale

			December 31, 2011

	Less than twelve months		Twelve months or more		Total
	Fair	Unrealized	Fair	Unrealized	Unrealized
(Dollars in thousands)	Value	losses	Value	losses	Fair Value	losses
Government-sponsored enterprises	$11,967	$33	$-	$-	$11,967	$33
Mortgage-backed securities	17,653	1,132	20,750	2,545	38,403	3,677
Obligations of state and local
Governments	1,576	1	-	-	1,576	1
Total	$31,196	$1,166	$20,750	$2,545	$51,946	$3,711

			December 31, 2010

	Less than twelve months		Twelve months or more		Total
	Fair	Unrealized	Fair	Unrealized	Unrealized
(Dollars in thousands)	Value	losses	Value	losses	Fair Value	losses
Government-sponsored enterprises	$43,222	$1,072	$-	$-	$43,222	$1,072
Mortgage-backed securities	58,691	1,537	8,459	341	67,150	1,878
Obligations of state and local
Governments	13,164	1,088	-	-	13,164	1,088
Total	$115,077	$3,697	$8,459	$341	$123,536	$4,038

Management evaluates its investment portfolio periodically to identify any impairment that is other than temporary. At December 31, 2011, the Company had 22 individual securities, or 20.71% of the security portfolio, that have been in an unrealized loss position for more than twelve months as compared with four individual securities, or 3.9% of the security portfolio, at December 31, 2010. Management believes these losses are temporary and are a result of the current interest rate environment. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities before recovery of their amortized cost.

At December 31, 2011 and 2010, investment securities with a book value of $40,923,000 and $137,814,000, respectively, and a market value of $40,511,000 and $140,251,000, respectively, were pledged to secure deposits. During 2011, the Company decreased its investment in investment securities as part of its overall strategy to reduce the Bank's assets.

Gross realized gains on sales of available-for-sale securities in 2011 were $3,217,000 and $521,000 in 2010. There were gross realized losses experienced on sales of available-for-sale securities of $265,000 during 2011 and $315,000 during 2010.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable

NOTE 5 - LOANS RECEIVABLE

Loans consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010
Residential	$163,502	$200,518
Commercial Real Estate	142,485	166,814
Commercial	52,273	65,896
Consumer	8,735	12,446
Total gross loans	$366,995	$445,674

Certain parties (principally certain directors and officers of the Company, their immediate families, and business interests) were loan customers and had other transactions in the normal course of business with the Company. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectibility. The aggregate dollar amounts of loans to related parties were $4,325,000 and $12,208,000 at December 31, 2011 and 2010, respectively. The reduction in loans to related parties is partially due to a reduction in the number of members on our Board of Directors. During 2011, advances on related party loans totaled $1,752,000, and repayments were $4,423,000. During 2010, advances on related party loans totaled $1,963,000 and repayments were $406,000.

Provision and Allowance for Loan Losses

An allowance for loan losses is maintained at a level deemed appropriate by management to adequately provide for known and inherent losses in the loan portfolio. The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

In evaluating the adequacy of the Company's loan loss reserves, management identifies loans believed to be impaired. Impaired loans are those not likely to be repaid as to principal and interest in accordance with the terms of the loan agreement. Impaired loans are reviewed individually by management and the net present value of the collateral is estimated. Reserves are maintained for each loan in which the principal balance of the loan exceeds the net present value of the collateral. In addition to the specific allowance for individually reviewed loans, a general allowance for potential loan losses is established based on management's review of the composition of the loan portfolio with the purpose of identifying any concentrations of risk, and an analysis of historical loan charge-offs and recoveries. The final component of the allowance for loan losses incorporates management's evaluation of current economic conditions and other risk factors which may impact the inherent losses in the loan portfolio. These evaluations are highly subjective and require that a great degree of judgmental assumptions be made by management. This component of the allowance for loan losses includes additional estimated reserves for internal factors such as changes in lending staff, loan policy and underwriting guidelines, and loan seasoning and quality, and external factors such as national and local economic trends and conditions.

The following table details the activity within our allowance for loan losses as of December 31, 2011 and 2010, by portfolio segment:

		Commercial
	Commercial Real Estate		Consumer	Residential	Total
December 31, 2011
(Dollars in thousands)
Allowance for loan losses:

Beginning balance	$1,822	$7,237	$131	$5,299	$14,489
Charge-offs	(3,484)	(10,769)	(193)	(5,389)	(19,835)
Recoveries	136	543	29	545	1,253
Provisions	4,765	13,229	136	7,141	25,271
Ending balance	$3,239	$10,240	$103	$7,596	$21,178

Ending balances:
Individually evaluated
for impairment	$1,827	$6,605	$-	$4,191	$12,623

Collectively evaluated
for impairment	$1,412	$3,635	$103	$3,405	$8,555

Total	$3,239	$10,240	$103	$7,596	$21,178

Loans receivable:

Ending balance - total	$52,273	$142,485	$8,735	$163,502	$366,995

Ending balances:
Individually evaluated
for impairment	$7,036	$52,957	$44	$20,373	$80,410

Collectively evaluated
for impairment	$45,237	$89,528	$8,691	$143,129	$286,585

		Commercial
	Commercial	Real Estate	Consumer	Residential	Total
December 31, 2010
(Dollars in thousands)
Allowance for loan losses:

Beginning balance	$1,152	$2,916	$217	$3,240	$7,525
Charge-offs	(2,424)	(8,092)	(222)	(5,988)	(16,726)
Recoveries	184	185	32	205	606
Provisions	2,910	12,228	104	7,842	23,084
Ending balance	$1,822	$7,237	$131	$5,299	$14,489

Ending balances:
Individually evaluated
for impairment	$862	$4,446	$-	$2,652	$7,960

Collectively evaluated
for impairment	$960	$2,791	$131	$2,647	$6,529

Total	$1,822	$7,237	$131	$5,299	$14,489

Loans receivable:

Ending balance - total	$65,896	$166,814	$12,446	$200,518	$445,674

Ending balances:
Individually evaluated
for impairment	$3,170	$43,291	$46	$22,988	$69,495

Collectively evaluated
for impairment	$62,726	$123,523	$12,400	$177,530	$376,179

Loan Performance and Asset Quality

Generally, a loan will be placed on nonaccrual status when it becomes 90 days past due as to principal or interest, or when management believes, after considering economic and business conditions and collection efforts, that the borrower's financial condition is such that collection of the loan is doubtful. When a loan is placed in nonaccrual status, interest accruals are discontinued and income earned but not collected is reversed. Cash receipts on nonaccrual loans are not recorded as interest income, but are used to reduce principal.

The following chart summarizes delinquencies and nonaccruals, by portfolio class, as of December 31, 2011 and December 31, 2010.

December 31, 2011								Recorded
								Investments
(Dollars in	30-59 Days	60-89 Days	Nonaccrual	Total Past		Total Loans		90 Days and
thousands)	Past Due	Past Due	Loans	Due	Current	Receivable		Accruing

Commercial	$743	$117	$2,076	$2,936	$49,261	$52,273		$76
Commercial real estate:
Construction	224	1,239	20,659	22,122	44,755	66,877		-
Other	-	341	9,342	9,683	65,925	75,608		-
Real Estate:
Residential	2,331	1,321	12,585	16,237	147,265	163,502		-
Consumer:
Other	159	58	20	237	7,594	7,831		-
Revolving credit	17	6	-	23	881	904		-

Total	$3,474	$3,082	$44,682	$51,238	$315,681	$366,995		$76

December 31, 2010								Recorded
								Investments
(Dollars in	30-59 Days	60-89 Days	Nonaccrual	Total Past		Total Loans		90 Days and
thousands)	Past Due	Past Due	Loans	Due	Current	Receivable		Accruing
Commercial	$710	$51	$966	$1,727	$52,966	$54,693	$
Commercial real estate:
Construction	3,544	1,351	15,029	19,924	70,140	90,064
Other	1,951	56	1,107	3,114	73,636	76,750
Real Estate:
Residential	3,484	876	6,960	11,320	189,198	200,518

Consumer:
Other	251	24	6	281	11,206	11,487
Revolving credit	1	1	-	2	957	959
Other	-	9	1,129	1,138	10,065	11,203
Total	$9,941	$2,368	$25,197	$37,506	$408,168	$445,674	$

The following table summarizes management's internal credit risk grades, by portfolio class, as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)		Commercial
	Residential	Real Estate	Commercial	Consumer	Total
Grade 1 – Minimal	$-	$45	$2,261	$1,058	$3,364
Grade 2 – Modest	11,294	6,371	1,755	77	19,497
Grade 3 – Average	4,806	3,230	5,919	333	14,288
Grade 4 – Satisfactory	102,105	75,075	28,869	6,258	212,307
Grade 5 –Watch	3,624	2,001	1,569	464	7,658
Grade 6 – Special Mention	12,216	7,360	2,480	243	22,299
Grade 7 – Substandard	29,269	46,425	9,194	302	85,190
Grade 8 – Doubtful	188	1,978	226	-	2,392
Grade 9 – Loss	-	-	-	-	-
Total loans	$163,502	$142,485	$52,273	$8,735	$366,995

December 31, 2010
(Dollars in thousands)		Commercial
	Residential	Real Estate	Commercial	Consumer	Total
Grade 1 – Minimal	$-	$-	$4,023	$1,573	$5,596
Grade 2 – Modest	21,158	7,356	3,939	125	32,578
Grade 3 – Average	2,784	3,254	5,416	516	11,970
Grade 4 – Satisfactory	123,391	81,989	37,908	8,988	252,276
Grade 5 –Watch	4,041	2,476	1,969	845	9,331
Grade 6 – Special Mention	16,786	15,380	4,152	17	36,335
Grade 7 – Substandard	31,326	55,770	7,688	369	95,153
Grade 8 – Doubtful	1,032	589	801	13	2,435
Grade 9 – Loss	-	-	-	-	-
Total loans	$200,518	$166,814	$65,896	$12,446	$445,674

Loans graded one through four are considered "pass" credits. As of December 31, 2011, $249,456,000, or 67.97% of the loan portfolio had a credit grade of "minimal," "modest," "average" or "satisfactory." For loans to qualify for this grade, they must be performing relatively close to expectations, with no significant departures from the intended source and timing of repayment.

Loans with a credit grade of "watch" and "special mention" are not considered classified; however, they are categorized as a watch list credit and are considered potential problem loans. This classification is utilized by us when there is an initial concern about the financial health of a borrower. These loans are designated as such in order to be monitored more closely than other credits in the portfolio. Loans on the watch list are not considered problem loans until they are determined by management to be classified as substandard. As of December 31, 2011, loans totaling $29,957,000 were on the watch list. Watch list loans are considered potential problem loans and are monitored as they may develop into problem loans in the future.

Loans graded "substandard" or greater are considered classified credits. At December 31, 2011, classified loans totaled $87,582,000, with $77,860,000 being collateralized by real estate. Classified credits are evaluated for impairment on a quarterly basis.

The Bank identifies impaired loans through its normal internal loan review process. A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan-by-loan basis by calculating either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Any resultant shortfall is charged to provision for loan losses and is classified as a specific reserve. When an impaired loan is ultimately charged-off, the charge-off is taken against the specific reserve.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Impaired consumer and residential loans are identified for impairment disclosures, however, it is policy to individually evaluate for impairment all loans with a credit grade of "substandard" or greater that have an outstanding balance of $50,000 or greater, and all loans with a credit grade of "special mention" that have outstanding principal balance of $100,000 or greater.

At December 31, 2011, impaired loans totaled $80,410,000, all of which were valued on a nonrecurring basis at the lower of cost or market value of the underlying collateral. Market values were obtained using independent appraisals, updated in accordance with our reappraisal policy, or other market data such as recent offers to the borrower. At December 31, 2011, the recorded investment in impaired loans was $80,410,000, compared to $69,495,000 at December 31, 2010.

The following chart details our impaired loans, which includes TDRs totaling $55,105,000 and $40,522,000, by category as of December 31, 2011 and December 31, 2010, respectively:

December 31, 2011
(Dollars in thousands)
		Unpaid		Average	Interest
	Recorded-	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$2,140	$2,155	$-	$1,529	$63
Commercial real estate	12,820	12,931	-	14,238	441
Residential	11,297	12,329	-	9,711	457
Consumer	44	44	-	45	3

Total:	$26,301	$27,459	$-	$25,523	$964

With an allowance recorded:
Commercial	4,896	5,005	1,827	3,573	195
Commercial real estate	32,912	35,444	6,605	30,273	383
Residential	16,301	16,527	4,191	15,583	320
Consumer	-	-	-	-	-

Total:	$54,109	$56,976	$12,623	$49,429	$898

Total:
Commercial	7,036	7,160	1,827	5,102	258
Commercial real estate	45,732	48,375	6,605	44,511	824
Residential	27,598	28,856	4,191	25,294	777
Consumer	44	44	-	45	3
Total:	$80,410	$84,435	$12,623	$74,952	$1,862

December 31, 2010
(Dollars in thousands)

		Unpaid		Average	Interest
	Recorded-	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$920	$1,270	$-	$704	$-
Commercial real estate	15,657	16,275	-	14,955	108
Residential	8,124	8,970	-	3,727	22
Consumer	46	46	-	24	-

Total:	$24,747	$26,561	$-	$19,410	$130

With an allowance recorded:
Commercial	2,250	2,335	849	1,552	2
Commercial real estate	27,634	28,739	5,523	27,782	98
Residential	14,864	14,925	2,205	8,327	52
Consumer	-	-	-	43	-

Total:	$44,748	$45,999	$8,577	$37,704	$152

Total:
Commercial	3,170	3,605	849	2,256	2
Commercial real estate	43,291	45,014	5,523	42,737	206
Residential	22,988	23,895	2,205	12,054	74
Consumer	46	46	—	67	—
Total:	$69,495	$72,560	$8,577	$57,114	$282

TDRs are loans which have been restructured from their original contractual terms and include concessions that would not otherwise have been granted outside of the financial difficulty of the borrower. We only restructure loans for borrowers in financial difficulty that have designed a viable business plan to fully pay off all obligations, including outstanding debt, interest and fees, either by generating additional income from the business or through liquidation of assets. Generally, these loans are restructured to provide the borrower additional time to execute upon their plans.

With respect to restructured loans, we grant concessions by (1) reduction of the stated interest rate for the remaining original life of the debt, or (2) extension of the maturity date at a stated interest rate lower than the current market rate for new debt with similar risk. We do not generally grant concessions through forgiveness of principal or accrued interest. Restructured loans where a concession has been granted through extension of the maturity date generally include extension of payments in an interest only period, extension of payments with capitalized interest and extension of payments through a forbearance agreement. These extended payment terms are also combined with a reduction of the stated interest rate in certain cases.

Success in restructuring loans has been mixed but it has proven to be a useful tool in certain situations to protect collateral values and allow certain borrowers additional time to execute upon defined business plans. In situations where a TDR is unsuccessful and the borrower is unable to follow through with terms of the restricted agreement, the loan is placed on nonaccrual status and continues to be written down to the underlying collateral value.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance. That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely. If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward. Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms. If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status. Our policy with respect to nonperforming loans requires the borrower to make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status. Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status. To date, we have not restored any nonaccrual loan classified as a TDR to accrual status. We believe that all of our modified loans meet the definition of a TDR.

As a result of adopting the amendments in ASU 2011-02, we reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance. We did not identify any new TDRs during our assessment. As noted below, all outstanding TDRs as of December 31, 2011 were restructured prior to the adoption of ASU 2011-02. All loans restructured subsequent to adoption of ASU 2011-02 have resulted from financial difficulties experienced by borrowers and not from adopting the amendments of the accounting standard update.

The following is a summary of information pertaining to our TDRs:

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Nonperforming TDRs	$30,582	$10,962
Performing TDRs:
Commercial	4,178	1,864
Commercial real estate - construction	11,874	20,584
Residential	8,427	7,112
Consumer	44	-
Total performing TDRs	$24,523	$29,560
Total TDRs	$55,105	$40,522

The following table summarizes how loans that were considered TDRs were modified during the periods indicated:

	For the year ended					For the year ended
	December 31, 2011					December 31, 2011
	TDRs that are in compliance with the
	terms of the agreement					TDRs that are susbequently defaulted
		Pre	-	Post	-		Pre	-	Post	-
		modification modification					modification modification
		outstanding outstanding					outstanding outstanding
(Dollars in thousands except Number of			recorded		recorded	Number of		recorded		recorded
contracts)	contracts	investment investment				contracts	investment investment

Commercial real estate	25		$11,874		$11,874	19		$25,985		$23,828
Single-family residential	23		8,427		8,427	18		6,761		5,757
Commercial and industrial	23		4,178		4,178	4		1,107		997
Consumer	1		44		44	-		-		-
Total loans	72		$24,523		$24,523	41		$33,853		$30,582

	For the year ended					For the year ended
	December 31, 2010					December 31, 2010
	TDRs that are in compliance with the
	terms of the agreement					TDRs that have susbequently defaulted
		Pre	-	Post	-		Pre	-	Post	-
		modification modification					modification modification
		outstanding outstanding					outstanding outstanding
(Dollars in thousands except Number of			recorded	recorded		Number of	recorded		recorded
contracts)	contracts	investment investment				contracts	investment investment

Commercial Real Estate	28		$20,684		$20,584	7		$7,695		$7,695
Single-family residential	19		7,112		7,112	9		3,883		3,062
Commercial and industrial	10		1,864		1,864	3		277		205
Total loans	57		$29,660		$29,560	19		$11,855		$10,962

Portions of the allowance for loan losses may be allocated for specific loans or portfolio segments. However, the entire allowance for loan losses is available for any loan that, in management's judgment, should be charged-off. While management utilizes the best judgment and information available to it, the ultimate adequacy of the allowance for loan losses depends on a variety of factors beyond our control, including the performance of our loan portfolio, the economy, changes in interest rates, and the view of the regulatory authorities toward loan classifications. If delinquencies and defaults increase, we may be required to increase our provision for loan losses, which would adversely affect our results of operations and financial condition. There can be no assurance that charge-offs of loans in future periods will not exceed the allowance for loan losses as estimated at any point in time or that provisions for loan losses will not be significant to a particular accounting period.

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit is insignificant.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counter-party.

Collateral held for commitments to extend credit and standby letters of credit varies but may include accounts receivable, inventory, property, plant, equipment, and income-producing commercial properties. The following table summarizes the Company's off-balance sheet financial instruments whose contract amounts represent credit risk:

	December 31,
(Dollars in thousands)	2011	2010

Commitments to extend credit	$28,799	$42,491
Standby letters of credit	516	841

Premises, Furniture And Equipment	12 Months Ended
Dec. 31, 2011
Premises, Furniture And Equipment [Abstract]
Premises, Furniture And Equipment

NOTE 6 - PREMISES, FURNITURE AND EQUIPMENT

Premises, furniture and equipment consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010

Land	$7,099	$7,099
Buildings and land improvements	16,230	16,219
Furniture and equipment	7,522	7,394
Leasehold improvements	65	65

	30,916	30,777
Less accumulated depreciation	(8,402)	(7,388)

Premises, furniture and equipment, net	$22,514	$23,389

Depreciation expense for the years ended December 31, 2011 and 2010 was $1,015,000 and $1,050,000, respectively. During September, 2011, we closed our Covenant Towers branch in an effort to decrease our expenses. Also, in January 2012, we closed our Meeting Street and Homewood's branches to reduce our expenses.

Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned

NOTE 7 – OTHER REAL ESTATE OWNED

Transactions in other real estate owned for the periods ended December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010

Balance, beginning of year	$16,891	$6,432
Additions	12,040	18,480
Sales	(11,023)	(5,120)
Write-downs	(2,243)	(2,901)

Balance, end of period	$15,665	$16,891

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

NOTE 8 - OTHER ASSETS

Other assets consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010

Prepaid expenses and insurance	$483	$556
Prepaid FDIC insurance premiums	-	2,106
Unamortized software	18	95
Net deferred tax asset	-	4,998
Other	286	3,021

Total	$787	$10,776

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 9 - DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits were as follows:

(Dollars in thousands)
Maturing In	Amount
2012	$164,770
2013	73,285
2014	17,986
2015	17,209
2016 and thereafter	2,983

Total	$276,233

Overdrawn transaction accounts in the amount of $51,000 and $125,000 were classified as loans as of December 31, 2011 and 2010, respectively.

Related party deposits by directors including their affiliates and executive officers totaled approximately $3,490,000 and $4,782,000 at December 31, 2011 and 2010, respectively.

Advances From The Federal Home Loan Bank	12 Months Ended
Dec. 31, 2011
Advances From The Federal Home Loan Bank [Abstract]
Advances From The Federal Home Loan Bank

NOTE 10 - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank consisted of the following at December 31, 2011:

(Dollars in thousands)	Interest	Loan
Advances maturing on:	Rate	Balances

December 8, 2014	3.24%	5,000
September 4, 2018	3.60%	2,000
September 10, 2018	3.45%	5,000
September 18, 2018	2.95%	5,000
August 20, 2019	3.86%	5,000

Total		$22,000

As of December 31, 2010 we had advances totaling $104,200,000 with various interest rates and maturity dates. During 2011, we repaid $82,200,000 advances in an effort to shrink the Bank's balance sheet. We incurred a prepayment penalty of $2,554,000 during the year ended December 31, 2011.

As of December 31, 2011, the Company's portfolio of FHLB advances consisted of $5,000,000 of fixed rate credits and $17,000,000 of convertible advances. Interest on fixed rate advances is generally payable monthly and interest on fixed rate advances is payable quarterly. Convertible advances are callable by the Federal Home Loan Bank on their respective call dates. The Company has the option to either repay any advance that has been called or to refinance the advance as a convertible advance.

At December 31, 2011, the Company had pledged as collateral for FHLB advances approximately $14,991,000 of one-to-four family first mortgage loans, $21,226,000 of commercial real estate loans, $13,893,000 in home equity lines of credit, $491,000 in multifamily loans and $5,550,000 of agency and private issue mortgage-backed securities. The Company has an investment in Federal Home Loan Bank stock of $3,789,000. The Company has $1,396,000 in excess borrowing capacity with the Federal Home Loan Bank that is available if liquidity needs should arise. As a result of negative financial performance indicators, there is also a risk that the Bank's ability to borrow from the FHLB could be curtailed or eliminated, although to date the Bank has not been denied advances from the FHLB or had to pledge additional collateral for its borrowings.

As of December 31, 2011, scheduled principal reductions include $5,000,000 in 2014, $12,000,000 in 2018, and $5,000,000 in 2019.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures

NOTE 11 – JUNIOR SUBORDINATED DEBENTURES

On December 21, 2004, HCSB Financial Trust I, (a non-consolidated subsidiary) issued $6.0 million floating rate trust preferred securities with a maturity of December 31, 2034. In accordance with current accounting standards, the trust has not been consolidated in these financial statements. The Company received from the Trust the $6.0 million proceeds from the issuance of the securities and the $186,000 initial proceeds from the capital investment in the Trust and, accordingly, has shown the funds due to the trust as a $6,186,000 junior subordinated debenture. The current regulatory rules allow certain amounts of junior subordinated debentures to be included in the calculation of regulatory capital. The debenture issuance costs, net of accumulated amortization, totaled $84,000 at December 31, 2011 and are included in other assets on the consolidated balance sheet. Amortization of debt issuance costs totaled $3,667 for each of the years ended December 31, 2011 and 2010. Due to diminishing cash available at the holding company level, the Company has deferred interest payments in the amount of $173,000 on the trust preferred securities since February 2011.

The Company invested $5,880,000 in the Company's wholly-owned subsidiary, Horry County State Bank. The remaining balance is being maintained by the Company to fund operations.

Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Debentures [Abstract]
Subordinated Debentures

NOTE 12 - SUBORDINATED DEBENTURES

On July 31, 2010, the Company completed a private placement of subordinated promissory notes that totaled $12,062,011. The notes initially bear interest at a rate of 9% per annum payable semiannually on April 5th and October 5th and are callable by the Company four years after the date of issuance and mature 10 years from the date of issuance. After October 5, 2014 and until maturity, the notes bear interest at a rate equal to the current Prime Rate in effect, as published by the Wall Street Journal, plus 3%; provided, that the rate of interest shall not be less than 8% per annum or more than 12% per annum. The subordinated notes have been structured to fully count as Tier 2 regulatory capital on a consolidated basis.

The Company may be required to defer interest payments on the subordinated promissory notes in the future given the diminished liquidity levels of the Company.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

NOTE 13 - LEASE COMMITMENTS

On January 1, 2008, the Company renewed a lease agreement for land on which to operate its Tabor City branch. The lease has a five-year term that expires December 31, 2012. The Company has an option for nine additional five-year renewal periods thereafter. The lease has a rental amount of $1,047 per month through December 31, 2012. The lease gives the Company the first right of refusal to purchase the property at an unimproved value if the owners decide to sell. The Company also pays applicable property taxes on the property.

Future minimum lease payments are expected to be approximately $12,564 for 2012.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 14 - COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may, from time to time, become a party to legal claims and disputes. At December 31, 2011 management was not aware of any pending or threatened litigation or unasserted claims that could result in losses, if any, that would be material to the financial statements.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 15 - SHAREHOLDERS' EQUITY

Preferred Stock – In March 2009, in connection with the Troubled Asset Relief Program (the "TARP") Capital Purchase Program (the "CPP"), established as part of the Emergency Economic Stabilization Act of 2008, the Company issued to the U.S. Treasury 12,895 shares of the Company's Fixed Rate Cumulative Perpetual Preferred Stock, Series T (the "Preferred Stock"), having a liquidation preference of $1,000 per share. The Preferred Stock has a dividend rate of 5% for the first five years and 9% thereafter. The Preferred Stock has a call feature after three years.

In connection with the sale of the Preferred Stock, the Company also issued to the U.S. Treasury a ten-year warrant to purchase up to 91,714 shares of the Company's common stock (the "Warrants"), par value $0.01 per share at an initial exercise price of $21.09 per share.

As required under the TARP Capital Purchase Program, dividend payment on and repurchase of the Company's common stock are subject to certain restrictions. For as long as the Preferred Stock is outstanding, no dividends may be declared or paid on the Company's common stock until all accrued and unpaid dividends on the Preferred Stock are fully paid. In addition, the U.S. Treasury's consent is required for any increase in dividends on common stock before the third anniversary of issuance of the Preferred Stock and for any repurchase of any common stock except for repurchases of common shares in connection with benefit plans.

The Preferred Stock and Warrants were sold to the U.S. Treasury for an aggregate purchase price of $12,859,000 in cash. The purchase price was allocated between the Preferred Stock and the Warrants based upon the relative fair values of each to arrive at the amounts recorded by the Company. This resulted in the Preferred Stock being issued at a discount which is being amortized on a level yield basis as a charge to retained earnings over an assumed life of five years.

Due to the Company's current financial condition, as of February, 2011, the Federal Reserve Bank of Richmond, the Company's primary federal regulatory, required the Company to defer dividend payments on the TARP Preferred Stock. The Company may defer dividend payments on the TARP Preferred Stock, although the dividend is a cumulative dividend and failure to pay dividends for six dividend periods, whether or not consecutive, would trigger board appointment rights for the holder of the TARP Preferred Stock. The Company has deferred dividend payments on the TARP Preferred Stock for five consecutive dividend periods. As of December 31, 2011, dividends totaling $645,000 have been deferred.

Restrictions on Dividends - South Carolina banking regulations restrict the amount of dividends that can be paid to shareholders. All of the Bank's dividends to the Company are payable only from the undivided profits of the Bank. At December 31, 2011 the Bank had negative retained earnings. In addition, pursuant to the terms of the Consent Order, the Bank is prohibited from declaring a dividend on its shares of common stock unless it receives approval from the FDIC and the State Board. Under Federal Reserve Board regulations, the amounts of loans or advances from the Bank to the parent company are also restricted. Prior to March 6, 2012, so long as the Treasury owns the 12,985 shares of preferred stock issued pursuant to the Capital Purchase Program, the Company is not permitted to declare cash dividends on its common stock without the Treasury's consent.

Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements [Abstract]
Capital Requirements

NOTE 16 - CAPITAL REQUIREMENTS

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum ratios of Tier 1 and total capital as a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available-for-sale, minus certain intangible assets. Tier 2 capital consists of the allowance for loan losses subject to certain limitations. Total capital for purposes of computing the capital ratios consists of the sum of Tier 1 and Tier 2 capital. The Company and the Bank are also required to maintain capital at a minimum level based on quarterly average assets, which is known as the leverage ratio.

To be considered "well-capitalized," the Bank must maintain total risk-based capital of at least 10%, Tier 1 capital of at least 6%, and a leverage ratio of at least 5%. To be considered "adequately capitalized" under these capital guidelines, the Bank must maintain a minimum total risk-based capital of 8%, with at least 4% being Tier 1 capital. In addition, Bank must maintain a minimum Tier 1 leverage ratio of at least 4%. Further, pursuant to the terms of the Consent Order with the FDIC and the State Board, the Bank must achieve and maintain Tier 1 capital at least equal to 8% and total risk-based capital at least equal to 10% by July 10, 2011.

At December 31, 2011, the Company was categorized as "critically undercapitalized" and the Bank was categorized as "significantly undercapitalized." Our losses for 2010 and 2011 have adversely impacted our capital. As a result, we have been pursuing a plan to increase our capital ratios in order to strengthen our balance sheet and satisfy the commitments required under the Consent Order. However, if we continue to fail to meet the capital requirements in the Consent Order in a timely manner, then this would result in additional regulatory actions, which could ultimately lead to the Bank being taken into receivership by the FDIC. Our auditors have noted that the uncertainty of our ability to obtain sufficient capital raises substantial doubt about our ability to continue as a going concern.

The following table summarizes the capital ratios and the regulatory minimum requirements for the Company and the Bank.

					Minimum Capital
			Minimum Requirement		Levels Set Forth in
			For Capital Adequacy		Regulatory Consent
	Actual		Purposes		Order
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
The Company
Total capital (to risk-weighted assets)	$7,190	1.77%	$32,492	8.00%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	3,595	0.89%	16,246	4.00%	N/A	N/A
Tier 1 capital (to average assets)	3,595	0.67%	21,540	4.00%	N/A	N/A
The Bank
Total capital (to risk-weighted assets)	$20,896	5.14%	$32,496	8.00%	$40,620	10.00%
Tier 1 capital (to risk-weighted assets)	15,620	3.85%	16,248	4.00%	(1)	(1)
Tier 1 capital (to average assets)	15,620	2.90%	21,516	4.00%	43,032	8.00%
December 31, 2010
The Company
Total capital (to risk-weighted assets)	$46,675	9.26%	$40,335	8.00%	N/A	N/A
Tier 1 capital (to risk-weighted assets)	28,210	5.60%	20,168	4.00%	N/A	N/A
Tier 1 capital (to average assets)	28,210	3.50%	32,202	4.00%	N/A	N/A
The Bank
Total capital (to risk-weighted assets)	$45,595	9.00%	$40,551	8.00%	$50,689	10.00%
Tier 1 capital (to risk-weighted assets)	39,158	7.73%	20,276	4.00%	(1)	(1)
Tier 1 capital (to average assets)	39,158	4.85%	32,270	4.00%	64,539	8.00%

(1) Minimum capital amounts and ratios presented as of December 31, 2011 and 2010, are amounts to be well-capitalized under the various regulatory capital requirements administered by the FDIC. On February 10, 2011, the Bank became subject to a regulatory Consent Order with the FDIC. Minimum capital amounts and ratios presented for the Bank as of December 31, 2011 and 2010, are the minimum levels set forth in the Consent Order. No minimum Tier 1 capital to risk-weighted assets ratio was specified in the Consent Order. Regardless of the Bank's capital ratios, it is unable to be classified as "well-capitalized" while it is operating under the Consent Order with the FDIC.

Retirement And Benefits	12 Months Ended
Dec. 31, 2011
Retirement And Benefits [Abstract]
Retirement And Benefits

NOTE 17 - RETIREMENT AND BENEFITS

Trustee Retirement Savings Plan - The Bank has a trustee retirement savings plan which provides retirement benefits to substantially all officers and employees who meet certain age and service requirements. The plan includes a "salary reduction" feature pursuant to Section 401(k) of the Internal Revenue Code. Under the plan and present policies, participants are permitted to contribute up to 15% of their annual compensation. At its discretion, the Bank can make matching contributions up to 4% of the participants' compensation, which was no longer continued in 2011. The Company charged $20 and $269,000 to earnings for the retirement savings plan in 2011 and 2010, respectively. In an effort to reduce expenses, the Bank made no contributions to employee 401(k) plans in 2011.

Directors Deferred Compensation Plan - The Company has a deferred compensation plan whereby directors may elect to defer the payment of their fees. Under the terms of the plan, the Company accrues an expense equal to the amount deferred plus an interest component based on the prime rate of interest at the beginning of each year. The Company has also purchased life insurance contracts on each of the participating directors. At December 31, 2011 and 2010, $518,000 and $1,029,000, respectively, of directors' fees were deferred and are included in other liabilities. In 2011, certain director participants relinquished the right to their deferred directors fees, which resulted in a reduction of accrued expenses of $563,000. The reversal of this portion of the liability is reflected in salaries and benefits in the statement of operations.

Salary Continuation Plan - The Company implemented a salary continuation plan for each of the executive officers of the Company and key officers of the Bank in April 2008. The Plan provides the participants with retirement benefits as well as benefits in the event of a change in control of the Company or disability of the participants. It also provides death benefits to the designated beneficiaries of the participants. Benefit amounts are based on 20% of the final projected salaries of the participants and the expense of the Plan is offset by the Bank-Owned Life Insurance (BOLI) in each participant. In 2011, the participants relinquished the right to their salary continuation plan, which resulted in a reduction of salary and employee benefits of $431,000.

Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Losses) Per Share [Abstract]
Earnings (Losses) Per Share

NOTE 18 - EARNINGS (LOSSES) PER SHARE

Earnings (losses) per share - basic is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Earnings per share - diluted is computed by dividing net income (loss) by the weighted average number of common shares outstanding and dilutive common share equivalents using the treasury stock method. Dilutive common share equivalents include common shares issuable upon exercise of outstanding stock options. For 2011 and 2010, common shares issuable upon exercise of employee stock options have not been included because their inclusion would have an anitdilutive effect applicable to net loss per share.

(Dollars in thousands, except	Years ended December 31,
per share amounts)	2011	2010
Basic loss per common share:
Net loss available to common shareholders	$(29,872)	$(18,103)
Average common shares outstanding - basic	3,742,413	3,787,153
Basic loss per common share	$(7.98)	$(4.78)
Diluted loss per common share:
Net loss available to common shareholders	$(29,872)	$(18,103)
Average common shares outstanding - basic	3,742,413	3,787,153
Incremental shares from assumed conversion
of stock options and restricted stock awards	-	-
Average common shares outstanding - diluted	3,742,413	3,787,153
Diluted loss per common share	$(7.98)	$(4.78)

Stock Compensation Plan	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan [Abstract]
Stock Compensation Plan

NOTE 19 - STOCK COMPENSATION PLAN

In 2004, upon shareholder approval, the Company adopted an Omnibus Stock Ownership and Long Term Incentive Plan (the "Stock Plan"). The Stock Plan authorizes the grant of options and awards of restricted stock to certain of our employees for up to 400,000 shares of the Company's common stock from time to time during the term of the Stock Plan, subject to adjustments upon change in capitalization. The Stock Plan is administered by the Compensation Committee of the Board of Directors of the Company.

As of December 31, 2010, there were 71,676 options outstanding with a weighted average exercise price of $13.97. In 2011, all of these options were cancelled.

Restricted stock awards included in the Stock Plan vest after the first three consecutive periods during which the Bank's return on average assets (ROAA) averages 1.15%. At December 31, 2010, none of the restricted stock had vested; therefore, no compensation expense related to the vesting was recognized. All ungranted restricted stock awards expire in 2014.

During 2011, the Company cancelled these restricted stock awards, which is reflected in our Statement of Shareholders Equity.

Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

NOTE 20 - OTHER EXPENSES

Other expenses are summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010

Stationery, printing, and postage	$400	$336
Telephone	227	253
Director and advisory fees	73	173
ATM services	153	179
Repossession expenses	26	323
Regulatory enforcement order expenses	399	-
Appraisal fee expense	204	71
Accountant fees	180	181
Legal fees	889	430
Courier services	61	56
Other	897	1,224

Total	$3,509	$3,226

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 21 - INCOME TAXES

Income tax expense (benefit) is summarized as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010
Currently payable:
Federal	$74	$(1,667)
State	-	-
Total current	74	(1,667)
Deferred income taxes	4,990	(3,110)
Income tax expense (benefit)	$5,064	$(4,777)
Income tax expense (benefit) is allocated as follows:
To continuing operations	$4,998	$(4,383)
To shareholders' equity	66	(394)
Total	$5,064	$(4,777)

The components of the net deferred tax asset are as follows:

	December 31,
(Dollars in thousands)	2011	2010

Deferred tax assets:
Allowance for loan losses	$7,201	$4,821
Net unrealized losses on securities available-for-sale	1,040	66
Net capitalized loan costs	47	83
Net operating loss	9,127	2,647
Deferred compensation	176	350
Nonaccruing interest	745	494
Tax credits	307	284
Other real estate owned	774	1,156
Loss on equity securities	43	42
Other	8	8

Total deferred tax assets	19,468	9,951

Valuation Allowance	(18,100)	(3,552)
Total net deferred tax assets	1,368	6,399

Deferred tax liabilities:
Accumulated depreciation	1,205	1,244
Gain on sale of real estate	73	73
Prepaid expenses	90	92

Total deferred tax liabilities	1,368	1,409

Net deferred tax asset	$-	$4,990

In June 2011, management evaluated the likelihood of recognizing the Company's deferred tax asset. Based on the more likely than not criteria required to support this asset, the Company recorded a full valuation allowance against the deferred tax asset. A deferred tax asset is created from the difference between book income using Generally Accepted Accounting Principles (GAAP) and taxable income. As of December 31, 2010, management had recorded a partial valuation allowance of $3,552,262.

Deferred tax assets represent the future tax benefit of deductible items. The Company, under the current Internal Revenue Code, is allowed an up to two year carryback and a twenty year carryforward of these timing items. A valuation allowance is established if it is more likely than not that a tax asset will not be realized. The valuation allowance reduces the recorded deferred tax assets to a net realizable value. As of December 31, 2011, management has established a valuation allowance of $18,099,023 to reflect the portion of the deferred income tax asset that is not able to be offset against net operating loss carrybacks and reversals of net future taxable temporary differences projected to occur in 2012. This resulted in income tax expense of $4,997,915 for the year ended December 31, 2011. When the Company generates future taxable income, it will be able to reevaluate the amount of the valuation allowance. During the year ended December 31, 2010, management had recorded an income tax benefit of $4,383,414 based on an effective tax rate of 34%.

The Company has federal net operating loss carryforwards of $26,398,645 for income tax purposes as of December 31, 2011. These net operating losses will begin to expire in year 2030.

The Company has South Carolina net operating loss carryforwards of $4,601,558 for income tax purposes as of December 31, 2011. These net operating losses will begin to expire in year 2019.

Tax returns for 2008 and subsequent years are subject to examination by taxing authorities.

A reconciliation between the income tax expense (benefit) and the amount computed by applying the Federal statutory rates of 34% to income before income taxes follows:

	Years ended December 31,
(Dollars in thousands)	2011	2010

Tax benefit at statutory rate	$(8,166)	$(7,362)
State income tax, net of federal income tax benefit	(41)	(30)
Tax-exempt interest income	(225)	(106)
Stock compensation expense	-	4
Valuation allowance	14,548	3,430
Other	(1,118)	(319)

Income tax expense (benefit)	$4,998	$(4,383)

Unused Lines Of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Abstract]
Unused Lines Of Credit

NOTE 22 - UNUSED LINES OF CREDIT

As of December 31, 2011, the Company had unused lines of credit to purchase federal funds from unrelated banks totaling $10,000,000, which is a secured borrowing line. These lines of credit are available on a one to fourteen day basis for general corporate purposes. The lenders have reserved the right not to renew their respective lines. The Company may also utilize its unpledged securities, if liquidity needs should arise. At December 31, 2011, investment securities with a book value of $62,095,000 and a market value of $59,696,000 were not pledged.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

NOTE 23 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instruments. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss, current economic conditions, risk characteristics of various financial instruments, and other factors.

The following methods and assumptions were used to estimate the fair value of significant financial instruments:

Cash, Interest-Bearing Deposits with Other Banks and Due from Banks - The carrying amount is a reasonable estimate of fair value.

Federal Funds Sold and Purchased - Federal funds sold and purchased are for a term of one day and the carrying amount approximates the fair value.

Investment Securities Available-for-Sale - For securities available-for-sale, fair value equals the carrying amount, which is the quoted market price. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Nonmarketable Equity Securities - The carrying amount is a reasonable estimate of fair value since no ready market exists for these securities.

Loans Receivable - For certain categories of loans, such as variable rate loans which are repriced frequently and have no significant change in credit risk and credit card receivables, fair values are based on the carrying amounts. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to the borrowers with similar credit ratings and for the same remaining maturities.

Deposits - The fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date. The fair values of certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities.

Repurchase Agreements – The carrying value of these instruments is a reasonable estimate of fair value.

Advances from the Federal Home Loan Bank - For the portion of borrowings immediately callable, fair value is based on the carrying amount. The fair value of the portion maturing at a later date is estimated using a discounted cash flow calculation that applies the interest rate of the immediately callable portion to the portion maturing at the future date.

Subordinated Debentures - The carrying value of subordinated debentures is a reasonable estimate of fair value since the debentures were issued at a floating rate.

Junior Subordinated Debentures - The carrying value of junior subordinated debentures is a reasonable estimate of fair value since the debentures were issued at a floating rate.

Accrued Interest Receivable and Payable - The carrying value of these instruments is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit - The contractual amount is a reasonable estimate of fair value for the instruments because commitments to extend credit and standby letters of credit are issued on a short-term or floating rate basis and include no unusual credit risks.

The carrying values and estimated fair values of the Company's financial instruments were as follows:

			December 31,
(Dollars in thousands)	2011			2010
	Carrying		Estimated	Carrying	Estimated
	Amount		Fair Value	Amount	Fair Value
Financial Assets:
Cash, due from banks, and interest bearing
deposits	$33,672		$33,672	$12,191	$12,191
Federal funds sold	-		-	7,371	7,371
Investment securities available-for-sale	100,207		100,207	265,190	265,190
Nonmarketable equity securities	3,975		3,975	6,076	6,076
Loans	345,817		346,903	431,185	431,862
Accrued interest receivable	2,776		2,776	4,476	4,476

Financial Liabilities:
Demand deposit, interest-bearing
transaction, and savings accounts	$214,620		$214,620	$284,377	$284,377
Certificates of deposit	276,233		279,447	344,584	347,415
Repurchase agreements	7,492		7,492	6,646	6,646
Advances from the Federal Home
Loan Bank	22,000		25,467	104,200	105,850
Subordinated debentures	12,062		12,062	12,062	12,062
Junior subordinated debentures	6,186		6,186	6,186	6,186
Accrued interest payable	1,015		1,015	1,252	1,252

	Notional		Estimated	Notional	Estimated
	Amount		Fair Value	Amount	Fair Value
Off-Balance Sheet Financial
Instruments:
Commitments to extend credit	$28,799	$	N/A	$42,491	N/A
Standby letters of credit	516		N/A	841	N/A

The fair value estimates are made at a specific point in time based on relevant market and other information about the financial instruments. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on current economic conditions, risk characteristics of various financial instruments, and such other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Generally accepted accounting principles require disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accounting principles establish a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2 Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities, and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts and impaired loans.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. For example, this category generally includes certain private equity investments, retained residual interests in securitizations, residential mortgage servicing rights, and highly-structured or long-term derivative contracts.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale - Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the counter markets and money market funds. Level 2 securities include mortgage backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans - The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Once a loan is identified as individually impaired, management measures impairment. The fair value of impaired loans is estimated using one of several methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring a specific allowance represents loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31,2011 and 2010, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Other Real Estate Owned - Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charges to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company recorded the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as of and for the years ended December 31, 2011 and 2010, by level within the fair value hierarchy.

		December 31, 2011
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Government-sponsored
agencies	$-	$42,142	$-
Mortgage-backed
securities	-	47,206	-
Obligations of state &
political subdivisions	1,576	9,283	-
Total	$1,576	$98,631	$-

		December 31, 2010
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Government-sponsored
agencies	$-	$189,084	$-
Mortgage-backed
securities	1,000	53,960	-
Obligations of state &
political subdivisions	2,780	18,366	-
Total	$3,780	$261,410	$-

The Company has no liabilities carried at fair value or measured at fair value on a nonrecurring basis.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following tables present the assets and liabilities carried on the balance sheet by caption and by level within the valuation hierarchy described above as of and for the years ended December 31, 2011 and 2010 for which a nonrecurring change in fair value has been recorded during the years ended December 31, 2011 and 2010.

		December 31, 2011
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$-	$57,377	$10,410
Other real estate owned	-	15,665	-
Total	$-	$73,042	$10,410

		December 31, 2010
	Quoted market price in	Significant other	Significant unobservable
	active markets	observable inputs	inputs
(Dollars in thousands)	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$-	$61,535	$-
Other real estate owned	-	16,891	-
Total	$-	$78,426	$-

HCSB Financial Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2011
HCSB Financial Corporation (Parent Company Only) [Abstract]
HCSB Financial Corporation (Parent Company Only)

NOTE 24 - HCSB FINANCIAL CORPORATION (PARENT COMPANY ONLY)

Presented below are the condensed financial statements for HCSB Financial Corporation and Subsidiary (Parent Company Only).

Condensed Balance Sheets

	December 31,
(Dollars in thousands)	2011	2010
Assets
Cash	$91	$3,079
Investment in banking subsidiary	12,809	41,144
Investment in trust	186	186
Nonmarketable equity securities	-	3
Other assets	385	604

Total assets	$13,471	$45,016

Liabilities and shareholders' equity
Interest payable-subordinated debentures	$259	$262
Interest payable-junior subordinated debentures	173	7
Subordinated debentures	12,062	12,062
Junior subordinated debentures	6,186	6,186
Other liabilities	7	-

Total liabilities	18,687	18,517

Shareholders' equity (deficit)	(5,216)	26,499

Total liabilities and shareholder's equity	$13,471	$45,016

Condensed Statements of Income

	Years ended December 31,
(Dollars in thousands)	2011	2010
Income
Dividend from trust preferred securities	$-	$5
Other Income	21	30

	21	35
Expenses
Interest expense on subordinated debentures	1,082	738
Interest expense on junior subordinated debentures	166	168
Other expenses	24	60

Loss before income taxes and equity in
undistributed losses of banking subsidiary	(1,251)	(931)

Income tax benefit (expense)	(147)	357

Equity in undistributed losses of banking subsidiary	(27,619)	(16,695)

Net loss	$(29,017)	$(17,269)

Condensed Statements of Cash Flows

	Years ended December 31,
(Dollars in thousands)	2011	2010
Cash flows from operating activities:
Net loss	$(29,017)	$(17,269)
Adjustments to reconcile net loss to net cash used by
operating activities:
Equity in undistributed losses of banking subsidiary	27,619	16,695
Decrease in other assets	221	72
Increase (decrease) in other liabilities	170	(230)
Stock compensation expense	-	12
Net cash used by operating activities	(1,007)	(720)

Cash flows from financing activities:
Issuance of subordinated debentures	-	12,062
Capital contribution to the Bank	(1,981)	(7,994)
Dividends paid on preferred stock	-	(644)
Net cash provided (used) by financing activities	(1,981)	3,424

Cash and cash equivalents, beginning of year	3,079	375
Net (decrease) increase in cash	(2,988)	2,704
Cash and cash equivalents, end of year	$91	$3,079

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 25 – SUBSEQUENT EVENTS

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed events occurring through the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure that are not otherwise disclosed herein. In January 2012 the Company closed its branches in the Homewood community and on Meeting Street in Loris to decrease its number of branches from 13 to 11. The Company closed these offices in order to reduce expenses without materially reducing the Company's deposits and loans.